Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Number of operating segments for impairment analysis	1
Amortization expense	$ 82.3	$ 91.8	$ 105.5
Backlog and other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives, Intangible assets	4 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives, Intangible assets	13 years